Summary of Significant Accounting Policies (Useful Lives Of Depreciable Assets) (Details)	12 Months Ended
Dec. 31, 2018
Buildings
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	30 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years